LOSS PER SHARE - Schedule of basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share (Details)
₫ / shares in Units, $ / shares in Units, ₫ in Millions
	1 Months Ended	6 Months Ended				12 Months Ended
	Jan. 31, 2022	Jun. 30, 2024 VND (₫) ₫ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 VND (₫) ₫ / shares shares		Dec. 31, 2023 VND (₫) ₫ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 VND (₫) ₫ / shares shares	Dec. 31, 2021 VND (₫) ₫ / shares shares
Earnings Per Share [Abstract]
Net loss attributable to controlling interests		₫ (33,462,508)	$ (1,379,328,442)	₫ (27,722,160)		₫ (57,354,813)	$ (2,403,201,751)	₫ (49,783,795)	₫ (32,183,727)
Net loss attributable to controlling interests adjusted for the effect of dilution		₫ (33,462,508)	$ (1,379,328,442)	₫ (27,722,160)		₫ (57,354,813)	$ (2,403,201,751)	₫ (49,783,795)	₫ (32,183,727)
Weighted average number of ordinary shares for basic earnings per share (in shares)		2,338,072,572	2,338,072,572	2,299,999,998	[1]	2,310,823,009	2,310,823,009	2,299,008,659	1,578,726,324
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)		2,338,072,572	2,338,072,572	2,299,999,998		2,310,823,009	2,310,823,009	2,299,008,659	1,578,726,324
Basic loss per share (amount per share) | (per share)		₫ (14,312)	$ (0.59)	₫ (12,052)	[1]	₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Diluted loss per share (amount per share) | (per share)		₫ (14,312)	$ (0.59)	₫ (12,052)		₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Ordinary shares split ratio	100

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).